Leases - Supplemental combined balance sheet information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating leases:
Operating lease right-of-use assets		$ 2,669	$ 3,849
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Other current assets	Other current assets
Held for sale operating lease right-of-use assets			$ 8,684
Operating lease right-of-use assets including held for sale		$ 2,669	12,533
Current operating lease liabilities		$ 634	$ 758
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities	Other current liabilities
Operating lease liabilities		$ 2,035	$ 3,091
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other noncurrent liabilities	Other noncurrent liabilities
Held for sale operating lease liabilities			$ 8,459
Total operating lease liabilities		$ 2,669	12,308
Finance leases:
Property and equipment, at cost		1,007,776	998,439
Accumulated depreciation		277,979	225,285
Property and equipment, net		729,797	773,154
Current finance lease liabilities		$ 4,426	$ 5,058
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities	Other current liabilities
Finance lease liabilities	$ 106,014	$ 107,220	$ 110,929
Total finance lease liabilities		111,646	115,987
Finance Lease ROU Assets
Finance leases:
Property and equipment, at cost		469,335	479,586
Accumulated depreciation		172,826	146,971
Property and equipment, net		$ 296,509	$ 332,615